REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Major products/services lines	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
CPaaS
- Text messaging	136,654	132,242	80,927
- Voice calls	25,958	35,708	42,739
- Others (Note 1)	32,799	21,457	25,001
Cloud-based CC	256,961	268,081	219,168
Cloud-based UC&C	117,554	116,078	162,821
Other services	1,098.00	-	5,053
Revenues	571,024	573,566	535,709

Note 1: Others mainly include CPaaS revenue from the customers’ use of the Group’s Internet of Things (IoT) and jointly-operated CPaaS platforms.

Timing of revenue recognition	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Point in time	331,220	301,480	226,720
Over time	239,804	272,086	308,989
Revenues	571,024	573,566	535,709

Primary geographical markets (based on the location of customers)	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The PRC	539,867	543,774	512,204
Japan	31,157	29,792	23,505
Revenues	571,024	573,566	535,709

Revenue based on a gross basis/ net basis	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
On a gross basis	555,409	558,926	524,935
On a net basis	15,615	14,640	10,774
Revenues	571,024	573,566	535,709

SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES

The Group’s contract assets and contract liabilities as of December 31, 2023, 2024 and 2025 are as follows:

	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Contract assets	26,107	27,752	57,290
Contract liabilities	363,228	306,112	299,483

SCHEDULE OF CONTRACT ASSETS

Changes in the contract assets balances for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Gross amount at the beginning of the year	63,144	36,469	49,484
Increases due to revenue recognized during the year	27,787	44,616	45,577
Transfers to accounts receivable during the year	(54,462)	(31,601)	(21,024)
Gross amount at the end of the year	36,469	49,484	74,037
Allowance for credit loss of contract assets	(10,362)	(21,732)	(16,747)
Contract assets, net	26,107	27,752	57,290

The movement of the allowance for contract assets is as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	12,306	10,362	21,732
Additions charged to credit loss	(1,944)	11,370	(4,985)
Balance at the end of the year	10,362	21,732	16,747

SCHEDULE OF CONTRACT LIABILITIES

Changes in the contract liabilities balances for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	359,801	363,228	306,112
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(92,339)	(80,856)	(72,158)
Other operating income recognised that was included in the contract liabilities balance at the beginning of the period		(49,530)	-
Increase due to cash received, excluding amount recognized as revenue during the year	95,766	73,270	65,529
Balance at the end of the year	363,228	306,112	299,483